Provisions for expected credit losses/impairment charges - Provisions for ECL on loans and credit commitments (Details) - Loans and credit commitments - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2018
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	$ 3,608
Business activity during the year	195	$ (170)
Net remeasurement of provision for ECL	3,156	1,136
Balance at the end of the year	5,602	3,608
Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	3,913	3,053
Restatement for adoption of AASB 9			$ 980
Restated at the beginning of the year			4,033
Business activity during the year	195	(170)
Net remeasurement of provision for ECL	3,156	1,136
Write-offs	(1,170)	(1,154)
Exchange rate and other adjustments	38	68
Balance at the end of the year	6,132	3,913
Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	3,501	2,631
Restatement for adoption of AASB 9			(2,631)
Balance at the end of the year	5,521	3,501
Provisions for ECL on loans and credit commitments | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	412	422
Restatement for adoption of AASB 9			(422)
Balance at the end of the year	611	412
Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,108	482
Restatement for adoption of AASB 9			500
Restated at the beginning of the year			982
Business activity during the year	(170)	(159)
Net remeasurement of provision for ECL	1,078	382
Write-offs	(120)	(119)
Exchange rate and other adjustments	20	22
Balance at the end of the year	1,916	1,108
Provisions for ECL on loans and credit commitments | Housing | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		385
Restatement for adoption of AASB 9			(385)
Provisions for ECL on loans and credit commitments | Housing | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		97
Restatement for adoption of AASB 9			(97)
Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	975	764
Restatement for adoption of AASB 9			328
Restated at the beginning of the year			1,092
Business activity during the year	(52)	(116)
Net remeasurement of provision for ECL	635	789
Write-offs	(728)	(822)
Exchange rate and other adjustments	26	32
Balance at the end of the year	856	975
Provisions for ECL on loans and credit commitments | Personal | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		761
Restatement for adoption of AASB 9			(761)
Provisions for ECL on loans and credit commitments | Personal | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		3
Restatement for adoption of AASB 9			(3)
Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,830	1,807
Restatement for adoption of AASB 9			152
Restated at the beginning of the year			1,959
Business activity during the year	417	105
Net remeasurement of provision for ECL	1,443	(35)
Write-offs	(322)	(213)
Exchange rate and other adjustments	(8)	14
Balance at the end of the year	3,360	1,830
Provisions for ECL on loans and credit commitments | Business | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		1,485
Restatement for adoption of AASB 9			(1,485)
Provisions for ECL on loans and credit commitments | Business | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		322
Restatement for adoption of AASB 9			(322)
Performing - Stage 1
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	763
Balance at the end of the year	902	763
Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	884
Restatement for adoption of AASB 9			877
Restated at the beginning of the year			877
Transfers to Stage 1	1,578	1,458
Transfers to Stage 2	(345)	(242)
Transfers to Stage 3	(7)	(5)
Business activity during the year	212	179
Net remeasurement of provision for ECL	(1,233)	(1,385)
Exchange rate and other adjustments	(5)	2
Balance at the end of the year	1,084	884
Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	884
Balance at the end of the year	1,084	884
Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	163
Restatement for adoption of AASB 9			130
Restated at the beginning of the year			130
Transfers to Stage 1	566	343
Transfers to Stage 2	(68)	(38)
Business activity during the year	25	17
Net remeasurement of provision for ECL	(492)	(289)
Exchange rate and other adjustments	(2)
Balance at the end of the year	192	163
Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	268
Restatement for adoption of AASB 9			263
Restated at the beginning of the year			263
Transfers to Stage 1	744	849
Transfers to Stage 2	(154)	(148)
Transfers to Stage 3	(1)	(2)
Business activity during the year	35	62
Net remeasurement of provision for ECL	(676)	(757)
Exchange rate and other adjustments		1
Balance at the end of the year	216	268
Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	453
Restatement for adoption of AASB 9			484
Restated at the beginning of the year			484
Transfers to Stage 1	268	266
Transfers to Stage 2	(123)	(56)
Transfers to Stage 3	(6)	(3)
Business activity during the year	152	100
Net remeasurement of provision for ECL	(65)	(339)
Exchange rate and other adjustments	(3)	1
Balance at the end of the year	676	453
Performing - Stage 2
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,496
Balance at the end of the year	2,537	1,496
Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,674
Restatement for adoption of AASB 9			1,884
Restated at the beginning of the year			1,884
Transfers to Stage 1	(1,528)	(1,404)
Transfers to Stage 2	1,161	956
Transfers to Stage 3	(955)	(621)
Business activity during the year	60	(19)
Net remeasurement of provision for ECL	2,474	874
Exchange rate and other adjustments	(11)	4
Balance at the end of the year	2,875	1,674
Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,674
Balance at the end of the year	2,875	1,674
Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	354
Restatement for adoption of AASB 9			351
Restated at the beginning of the year			351
Transfers to Stage 1	(542)	(317)
Transfers to Stage 2	472	396
Transfers to Stage 3	(276)	(145)
Business activity during the year	(53)	(35)
Net remeasurement of provision for ECL	798	104
Exchange rate and other adjustments	(6)
Balance at the end of the year	747	354
Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	459
Restatement for adoption of AASB 9			589
Restated at the beginning of the year			589
Transfers to Stage 1	(732)	(839)
Transfers to Stage 2	368	368
Transfers to Stage 3	(342)	(350)
Business activity during the year	(37)	(18)
Net remeasurement of provision for ECL	694	708
Exchange rate and other adjustments	(2)	1
Balance at the end of the year	408	459
Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	861
Restatement for adoption of AASB 9			944
Restated at the beginning of the year			944
Transfers to Stage 1	(254)	(248)
Transfers to Stage 2	321	192
Transfers to Stage 3	(337)	(126)
Business activity during the year	150	34
Net remeasurement of provision for ECL	982	62
Exchange rate and other adjustments	(3)	3
Balance at the end of the year	1,720	861
Non-performing - Stage 3
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,349
Balance at the end of the year	2,163	1,349
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,355
Restatement for adoption of AASB 9			1,272
Restated at the beginning of the year			1,272
Transfers to Stage 1	(50)	(54)
Transfers to Stage 2	(816)	(714)
Transfers to Stage 3	962	626
Business activity during the year	(77)	(330)
Net remeasurement of provision for ECL	1,915	1,647
Write-offs	(1,170)	(1,154)
Exchange rate and other adjustments	54	62
Balance at the end of the year	2,173	1,355
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	943
Balance at the end of the year	1,562	943
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	412
Balance at the end of the year	611	412
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	591
Restatement for adoption of AASB 9			501
Restated at the beginning of the year			501
Transfers to Stage 1	(24)	(26)
Transfers to Stage 2	(404)	(358)
Transfers to Stage 3	276	145
Business activity during the year	(142)	(141)
Net remeasurement of provision for ECL	772	567
Write-offs	(120)	(119)
Exchange rate and other adjustments	28	22
Balance at the end of the year	977	591
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	248
Restatement for adoption of AASB 9			240
Restated at the beginning of the year			240
Transfers to Stage 1	(12)	(10)
Transfers to Stage 2	(214)	(220)
Transfers to Stage 3	343	352
Business activity during the year	(50)	(160)
Net remeasurement of provision for ECL	617	838
Write-offs	(728)	(822)
Exchange rate and other adjustments	28	30
Balance at the end of the year	232	248
Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	516
Restatement for adoption of AASB 9			531
Restated at the beginning of the year			531
Transfers to Stage 1	(14)	(18)
Transfers to Stage 2	(198)	(136)
Transfers to Stage 3	343	129
Business activity during the year	115	(29)
Net remeasurement of provision for ECL	526	242
Write-offs	(322)	(213)
Exchange rate and other adjustments	(2)	10
Balance at the end of the year	964	516
Parent Entity
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Business activity during the year	207	(183)
Net remeasurement of provision for ECL	2,655	1,076
Parent Entity | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	3,378	2,613
Restatement for adoption of AASB 9			846
Restated at the beginning of the year			3,459
Business activity during the year	207	(183)
Net remeasurement of provision for ECL	2,655	1,076
Write-offs	(1,105)	(1,023)
Exchange rate and other adjustments	37	49
Balance at the end of the year	5,172	3,378
Parent Entity | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	3,014	2,238
Restatement for adoption of AASB 9			(2,238)
Balance at the end of the year	4,652	3,014
Parent Entity | Provisions for ECL on loans and credit commitments | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	364	375
Restatement for adoption of AASB 9			(375)
Balance at the end of the year	520	364
Parent Entity | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,033	598
Restatement for adoption of AASB 9			243
Restated at the beginning of the year			841
Business activity during the year	(154)	(145)
Net remeasurement of provision for ECL	895	432
Write-offs	(111)	(115)
Exchange rate and other adjustments	25	20
Balance at the end of the year	1,688	1,033
Parent Entity | Provisions for ECL on loans and credit commitments | Housing | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		516
Restatement for adoption of AASB 9			(516)
Parent Entity | Provisions for ECL on loans and credit commitments | Housing | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		82
Restatement for adoption of AASB 9			(82)
Parent Entity | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	843	527
Restatement for adoption of AASB 9			428
Restated at the beginning of the year			955
Business activity during the year	(38)	(107)
Net remeasurement of provision for ECL	584	706
Write-offs	(699)	(733)
Exchange rate and other adjustments	25	22
Balance at the end of the year	715	843
Parent Entity | Provisions for ECL on loans and credit commitments | Personal | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		524
Restatement for adoption of AASB 9			(524)
Parent Entity | Provisions for ECL on loans and credit commitments | Personal | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		3
Restatement for adoption of AASB 9			(3)
Parent Entity | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,502	1,488
Restatement for adoption of AASB 9			175
Restated at the beginning of the year			1,663
Business activity during the year	399	69
Net remeasurement of provision for ECL	1,176	(62)
Write-offs	(295)	(175)
Exchange rate and other adjustments	(13)	7
Balance at the end of the year	2,769	1,502
Parent Entity | Provisions for ECL on loans and credit commitments | Business | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		1,198
Restatement for adoption of AASB 9			(1,198)
Parent Entity | Provisions for ECL on loans and credit commitments | Business | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year		290
Restatement for adoption of AASB 9			(290)
Parent Entity | Performing - Stage 1 | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	747
Restatement for adoption of AASB 9			741
Restated at the beginning of the year			741
Transfers to Stage 1	1,150	1,191
Transfers to Stage 2	(266)	(220)
Transfers to Stage 3	(6)	(3)
Business activity during the year	188	168
Net remeasurement of provision for ECL	(897)	(1,130)
Exchange rate and other adjustments	(3)
Balance at the end of the year	913	747
Parent Entity | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	747
Balance at the end of the year	913	747
Parent Entity | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	141
Restatement for adoption of AASB 9			105
Restated at the beginning of the year			105
Transfers to Stage 1	376	322
Transfers to Stage 2	(44)	(36)
Business activity during the year	19	15
Net remeasurement of provision for ECL	(343)	(265)
Balance at the end of the year	149	141
Parent Entity | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	229
Restatement for adoption of AASB 9			215
Restated at the beginning of the year			215
Transfers to Stage 1	549	635
Transfers to Stage 2	(131)	(138)
Transfers to Stage 3	(1)	(1)
Business activity during the year	36	62
Net remeasurement of provision for ECL	(492)	(544)
Balance at the end of the year	190	229
Parent Entity | Performing - Stage 1 | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	377
Restatement for adoption of AASB 9			421
Restated at the beginning of the year			421
Transfers to Stage 1	225	234
Transfers to Stage 2	(91)	(46)
Transfers to Stage 3	(5)	(2)
Business activity during the year	133	91
Net remeasurement of provision for ECL	(62)	(321)
Exchange rate and other adjustments	(3)
Balance at the end of the year	574	377
Parent Entity | Performing - Stage 2 | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,420
Restatement for adoption of AASB 9			1,605
Restated at the beginning of the year			1,605
Transfers to Stage 1	(1,125)	(1,153)
Transfers to Stage 2	930	860
Transfers to Stage 3	(773)	(554)
Business activity during the year	64	7
Net remeasurement of provision for ECL	1,880	654
Exchange rate and other adjustments	(6)	1
Balance at the end of the year	2,390	1,420
Parent Entity | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,420
Balance at the end of the year	2,390	1,420
Parent Entity | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	335
Restatement for adoption of AASB 9			334
Restated at the beginning of the year			334
Transfers to Stage 1	(365)	(302)
Transfers to Stage 2	391	386
Transfers to Stage 3	(233)	(141)
Business activity during the year	(45)	(33)
Net remeasurement of provision for ECL	552	91
Balance at the end of the year	635	335
Parent Entity | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	401
Restatement for adoption of AASB 9			540
Restated at the beginning of the year			540
Transfers to Stage 1	(547)	(633)
Transfers to Stage 2	313	319
Transfers to Stage 3	(307)	(311)
Business activity during the year	(31)	(11)
Net remeasurement of provision for ECL	503	497
Balance at the end of the year	332	401
Parent Entity | Performing - Stage 2 | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	684
Restatement for adoption of AASB 9			731
Restated at the beginning of the year			731
Transfers to Stage 1	(213)	(218)
Transfers to Stage 2	226	155
Transfers to Stage 3	(233)	(102)
Business activity during the year	140	51
Net remeasurement of provision for ECL	825	66
Exchange rate and other adjustments	(6)	1
Balance at the end of the year	1,423	684
Parent Entity | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	1,211
Restatement for adoption of AASB 9			1,113
Restated at the beginning of the year			1,113
Transfers to Stage 1	(25)	(38)
Transfers to Stage 2	(664)	(640)
Transfers to Stage 3	779	557
Business activity during the year	(45)	(358)
Net remeasurement of provision for ECL	1,672	1,552
Write-offs	(1,105)	(1,023)
Exchange rate and other adjustments	46	48
Balance at the end of the year	1,869	1,211
Parent Entity | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Collectively assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	847
Balance at the end of the year	1,349	847
Parent Entity | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Individually assessed
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	364
Balance at the end of the year	520	364
Parent Entity | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Housing
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	557
Restatement for adoption of AASB 9			402
Restated at the beginning of the year			402
Transfers to Stage 1	(11)	(20)
Transfers to Stage 2	(347)	(350)
Transfers to Stage 3	233	141
Business activity during the year	(128)	(127)
Net remeasurement of provision for ECL	686	606
Write-offs	(111)	(115)
Exchange rate and other adjustments	25	20
Balance at the end of the year	904	557
Parent Entity | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Personal
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	213
Restatement for adoption of AASB 9			200
Restated at the beginning of the year			200
Transfers to Stage 1	(2)	(2)
Transfers to Stage 2	(182)	(181)
Transfers to Stage 3	308	312
Business activity during the year	(43)	(158)
Net remeasurement of provision for ECL	573	753
Write-offs	(699)	(733)
Exchange rate and other adjustments	25	22
Balance at the end of the year	193	213
Parent Entity | Non-performing - Stage 3 | Provisions for ECL on loans and credit commitments | Business
Reconciliation of provisions for Expected Credit Losses on loans and credit commitments
Balance at the beginning of the year	441
Restatement for adoption of AASB 9			511
Restated at the beginning of the year			$ 511
Transfers to Stage 1	(12)	(16)
Transfers to Stage 2	(135)	(109)
Transfers to Stage 3	238	104
Business activity during the year	126	(73)
Net remeasurement of provision for ECL	413	193
Write-offs	(295)	(175)
Exchange rate and other adjustments	(4)	6
Balance at the end of the year	$ 772	$ 441